FINANCIAL AND OTHER INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
FINANCIAL AND OTHER INCOME, NET [Abstract]
Interest income	$ 293	$ 377
Income from sales of marketable securities		277
Exchange rate differences and other	(138)	12
Financial and other income, net	$ 155	$ 666